Financial risk management objectives and policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Notes and other explanatory information [abstract]
Change in foreign currency rate	10.00%
Effect on income before income tax (loss)	$ (1,771,384)